LEASES (Tables)	12 Months Ended
Dec. 31, 2015
LEASES [Abstract]
Schedule of Future Minimum Lease Payments
Year ending December 31:	Lease Payments
2016	283,422
2017	293,346
2018	300,596
2019	23,956
Thereafter	-
Total Minimum Lease Payment	$901,320